Performance Materials Divestiture - Reconciliation of Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds received from the sale of Performance Materials	$ 624,256
Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds received from the sale of Performance Materials	624,256
Transaction costs	(13,161)
Net assets derecognized	(681,973)
Loss on sale of Performance Materials	$ (70,878)	$ 0	$ 0